Summary of Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
Summary of Quarterly Results (Unaudited)

24.       Summary of Quarterly Results (Unaudited)

The following summary represents the results of operations for each quarter in 2014 and 2013:

			Net Income (Loss)
			Attributable	Net Income (Loss) Per
			to Class A	Class A Unit (2)
(Amounts in thousands, except per unit amounts)		Revenues	Unitholders (1)	Basic	Diluted
2014
	December 31	$597,010	$544,287	$2.73	$2.71
	September 30	578,710	139,134	0.70	0.69
	June 30	574,411	81,333	0.41	0.40
	March 31	562,381	66,197	0.33	0.33

2013
	December 31	$570,977	$(73,042)	$(0.37)	$(0.37)
	September 30	578,322	88,037	0.44	0.44
	June 30	582,258	154,775	0.78	0.78
	March 31	567,619	245,923	1.24	1.23
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(1)	Fluctuations among quarters resulted primarily from non-cash impairment losses, mark-to-market of derivative instruments, net gains on sale of real estate and from seasonality of business operations.

(2)	The total for the year may differ from the sum of the quarters as a result of weighting.